Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade receivables [abstract]
Provisions for trade receivables
(USD millions)	2020	2019

Total gross trade receivables	8 310	8 396

Provisions for doubtful trade receivables	– 93	– 95

Total trade receivables, net	8 217	8 301

Trade receivables provision movements
(USD millions)	2020	2019	2018

January 1	– 95	– 126	– 190

Provisions related to discontinued operations [1]		54

Impact of acquisitions of businesses			– 1

Provisions for doubtful trade receivables charged to the consolidated income statement [2]	– 59	– 89	– 47

Utilization of provisions for doubtful trade receivables	13	12	39

Reversal of provisions for doubtful trade receivables credited to the consolidated income statement [3]	53	53	61

Currency translation effects	– 5	1	12

December 31	– 93	– 95	– 126

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Provisions charged to the consolidated income statement from continuing operations were USD 30 million in 2018.
[3] Reversal of provisions credited to the consolidated income statement from continuing operations were USD 44 million in 2018.

Overdue amounts and related provision
(USD millions)	2020	2019

Not overdue	7 714	7 763

Past due for not more than one month	150	161

Past due for more than one month but less than three months	118	123

Past due for more than three months but less than six months	102	103

Past due for more than six months but less than one year	77	96

Past due for more than one year	149	150

Provisions for doubtful trade receivables	– 93	– 95

Total trade receivables, net	8 217	8 301

Gross trade receivable from closely monitored countries
(USD millions)	2020	2019

Total balance of gross trade receivables from closely monitored countries	1 505	1 588

Past due for more than one year	55	61

Provisions	27	24

Trade receivables denominated in other currencies
(USD millions)	2020	2019

US dollar (USD)	3 311	3 466

Euro (EUR)	1 668	1 384

Japanese yen (JPY)	437	466

Russian ruble (RUB)	288	341

Chinese yuan (CNY)	208	279

British pound (GBP)	191	202

Australian dollar (AUD)	153	125

Brazilian real (BRL)	148	165

Canadian dollar (CAD)	125	129

Swiss franc (CHF)	124	89

Other currencies	1 564	1 655

Total trade receivables, net	8 217	8 301